Counterparties	12 Months Ended
Dec. 31, 2025
Counterparties [Abstract]
COUNTERPARTIES

NOTE 8 - COUNTERPARTIES

	December 31,
	2025	2024

Financial derivatives (*)	243,186	216,912
USD stable coins	297	7,276
Cash held on account with counterparties	5,572	679
	249,055	224,867

(*)	Includes as of December 31, 2025, and 2024: financial derivatives (including cash held as collateral) in respect of: equities $107,448 and $79,248, commodities, indices and exchange rates $75,576 and $48,137, liquid asset buffer in respect of financial derivatives of $25,943 and $57,054, and others $34,219 and $32,473, respectively.